Related Parties And Related Party Transactions - Summary of Related Party Transactions (Detail) - Ping An Insurance Company of ChinaLtd - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Technology platform based income	¥ 514,936	¥ 1,529,485	¥ 1,414,885
Other income	1,095,656	1,053,718	3,538,974
Investment income	158,552	338,252	594,446
Finance costs-Interest income	299,278	281,130	247,238
Finance costs-Interest expense	14,115	25,435	6,151
Sales and marketing expenses general and administrative expenses operation and servicing expenses and technology and analytics expenses from related parties	1,953,230	2,919,391	3,294,358
Other gains/(losses) – net	¥ (69,669)	¥ 350,329	¥ (211,674)